Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Dividends on Ordinary Shares Declared and Paid

Dividends on ordinary shares declared and paid during the year were as follows:

	2018 Pence per Share	2017 Pence per Share	2016 Pence per share	2018 £m	2017 £m	2016 £m
In respect of current year – first interim	3.54	4.58	4.49	250	323	317
– second interim	9.46	3.26	3.91	668	230	276
– third interim	2.90	—	—	205	—	—

	15.90	7.84	8.40	1,123	553	593